CONTINGENCY	12 Months Ended
Dec. 31, 2011
Notes to Financial Statements
CONTINGENCY

18.                  CONTINGENCY

During the year ended 31 December 2011, the Company wrote off loans payable balances in the amount of $109,398 (2010: $nil) related primarily to loans payable that had remained unpaid for several years without any claims being made by these creditors against the Company. Management does not consider that these amounts are payable although there is no assurance that a formal claim will not be made against the Company for some or all of these balances in the future (Note 10).